Restructuring and Other Related Charges (Details) (USD $)	12 Months Ended	15 Months Ended	12 Months Ended
	Dec. 31, 2012 Restructuring and Other Related Charges [Member]	Sep. 30, 2013 Restructuring and Other Related Charges [Member]	Dec. 31, 2013 Company-wide Reorganization Plan [Member]	Dec. 31, 2012 Company-wide Reorganization Plan [Member]	Dec. 31, 2013 Company-wide Reorganization Plan [Member] Employee Severance [Member]	Dec. 31, 2012 Company-wide Reorganization Plan [Member] Employee Severance [Member]	Dec. 31, 2013 Company-wide Reorganization Plan [Member] employment agreement buy-outs [Member]	Dec. 31, 2012 Company-wide Reorganization Plan [Member] employment agreement buy-outs [Member]	Dec. 31, 2013 Company-wide Reorganization Plan [Member] Contract Termination [Member]	Dec. 31, 2012 Company-wide Reorganization Plan [Member] Contract Termination [Member]	Dec. 31, 2013 Company-wide Reorganization Plan [Member] Other assets, fees and facility exit costs [Member]	Dec. 31, 2012 Company-wide Reorganization Plan [Member] Other assets, fees and facility exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs				$ 281,000
Restructuring Charges	8,956,000	8,900,000		8,675,000		0		0		7,944,000		731,000
Restructuring liabilities [Roll Forward]
Restructuring liabilities, beginning			7,122,000	395,000	0	27,000	0	368,000	6,755,000	0	367,000	0
Restructuring liabilities, utilized			(2,614,000)	(1,948,000)	0	(27,000)	0	(368,000)	(2,309,000)	(1,189,000)	(305,000)	(364,000)
Restructuring liabilities, ending			4,508,000	7,122,000	0	0	0	0	4,446,000	6,755,000	62,000	367,000
Restructuring and Related Cost, Cost Incurred to Date			$ 11,900,000